Members' and Stockholders' Equity - Ownership (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Class of Stock [Line Items]
Units Owned (in shares)	333,361
The Hagerty Group, LLC
Class of Stock [Line Items]
Ownership percentage by Hagerty, Inc	24.70%
Ownership percentage by noncontrolling interest	75.30%
Total ownership percentage	100.00%
Accumulated Equity (Deficit)
Class of Stock [Line Items]
Units Owned (in shares)	82,327
Non-controlling Interest
Class of Stock [Line Items]
Units Owned (in shares)	251,034